Leasing - Future lease payments receivable (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Leasing
Gross investment	kr 238	kr 212
Present value of minimum lease payments	216	194
Unearned finance income	21	17
Within 1 year
Leasing
Gross investment	111	102
Present value of minimum lease payments	108	99
Between 1 and 5 years
Leasing
Gross investment	83	91
Present value of minimum lease payments	74	81
More than 5 years
Leasing
Gross investment	44	19
Present value of minimum lease payments	kr 34	kr 14